Consolidated Statements of Income (FY) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating revenue
Electric operations	$ 311,157				$ 312,949					$ 1,496,736	$ 1,181,907	$ 1,097,632
Other operations	44,908				39,397					182,832	82,332	79,580
Affiliate revenue	0				0					0	0	0
Gross operating revenue	356,065				352,346					1,679,568	1,264,239	1,177,212
Electric customer credits	(8,493)				(8,160)					(39,963)	(33,195)	(1,566)
Operating revenue, net	347,572	$ 409,575	$ 487,971	$ 397,873	344,186	$ 296,767	$ 358,256	$ 299,261	$ 276,760	1,639,605	1,231,044	1,175,646
Operating expenses
Fuel used for electric generation	76,637				104,054					466,831	382,556	339,346
Purchased power	66,320				60,099					280,991	168,180	152,913
Other operations and maintenance	74,766				60,731					291,031	197,032	197,608
Depreciation and amortization	55,873				49,856					216,320	170,414	166,854
Taxes other than income taxes	16,536				13,870					61,870	48,791	48,546
Merger transaction and commitment costs	2,775				4,990					7,668	19,514	5,152
Total operating expenses	292,907				293,600					1,324,711	986,487	910,419
Operating income	54,665	75,573	101,539	87,196	50,586	50,004	86,110	63,709	44,734	314,894	244,557	265,227
Interest income	1,157				1,491					6,090	6,073	1,424
Allowance for equity funds used during construction	(74)				5,688					15,397	14,159	8,320
Other income (expense), net	(12,709)				2,777					758	(14,328)	(6,899)
Interest charges
Interest charges, net	35,328				36,115					147,346	131,348	125,200
Allowance for borrowed funds used during construction	(179)				(2,116)					(6,037)	(4,706)	(2,287)
Total interest charges	35,149				33,999					141,309	126,642	122,913
Income before income taxes	7,890				26,543					195,830	123,819	145,159
Federal and state income tax expense	1,562				5,986					43,165	29,382	7,079
Net income	$ 6,328	$ 31,797	$ 55,565	$ 44,746	$ 20,557	$ 10,377	$ 47,360	$ 25,839	$ 10,861	$ 152,665	$ 94,437	$ 138,080